Analysis of Group statement of financial position by segment	12 Months Ended
Dec. 31, 2019
Analysis of Group statement of financial position by segment
Analysis of Group statement of financial position by segment

C     FINANCIAL POSITION NOTES

C1   Analysis of Group statement of financial position by segment

To explain the assets, liabilities and capital of the Group's businesses more comprehensively, it is appropriate to provide analyses of the Group's statement of financial position by operating segment and type of business.

	31 Dec 2019 $m
					Elimination
					of intra-
				Unallocated	group
				to a segment	debtors
				(central	and	Group
		Asia	US	operations)	creditors	total
By operating segment	Note	C2.1	C2.2	note (i)
Assets
Goodwill	C5.1	926	—	43	—	969
Deferred acquisition costs and other intangible assets	C5.2	5,154	12,264	58	—	17,476
Reinsurers' share of insurance contract liabilities		5,458	8,394	4	—	13,856
Other assetsnote (ii)		3,208	5,432	3,339	(2,652)	9,327
Investment properties		7	7	11	—	25
Investment in joint ventures and associates accounted for using the equity method	D7	1,500	—	–	—	1,500
Financial investmentsnote (v)		131,499	271,190	1,407	—	404,096
Cash and cash equivalentsnote (iii)		2,490	1,960	2,515	—	6,965
Total assets		150,242	299,247	7,377	(2,652)	454,214

Equity
Shareholders' equity		10,866	8,929	(318)	—	19,477
Non-controlling interests		155	—	37	—	192
Total equity		11,021	8,929	(281)	—	19,669
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1	115,943	269,549	186	—	385,678
Unallocated surplus of with-profits funds	C4.1	4,750	—	–	—	4,750
Core structural borrowings of shareholder-financed businesses	C6.1	—	250	5,344	—	5,594
Operational borrowings	C6.2	473	1,501	671	—	2,645
Other liabilitiesnote (iv)		18,055	19,018	1,457	(2,652)	35,878
Total liabilities		139,221	290,318	7,658	(2,652)	434,545
Total equity and liabilities		150,242	299,247	7,377	(2,652)	454,214

	31 Dec 2018 $m
	Before elimination of intra-group debtors and creditors						Elimination
							of intra-
				Unallocated		Discontinued	group
				to a segment	Total	UK and	debtors
				(central	continuing	Europe	and	Group
		Asia	US	operations)	operations	operations	creditors	Total
By operating segment	Note	C2.1	C2.2	note (i)
Assets
Goodwill	C5.1	634	—	—	634	1,731	—	2,365
Deferred acquisition costs and other intangible assets	C5.2	3,741	11,140	55	14,936	249	—	15,185
Reinsurers' share of insurance contract liabilities		3,537	8,485	2	12,024	3,581	(1,412)	14,193
Other assetsnote (ii)		4,987	4,569	2,829	12,385	9,044	(6,834)	14,595
Investment properties		6	8	—	14	22,815	—	22,829
Investment in joint ventures and associates accounted for using the equity method		1,262	—	—	1,262	945	—	2,207
Financial investmentsnote (v)		103,016	232,955	2,998	338,969	208,553	—	547,522
Assets held for sale		—	—	—	—	13,472	—	13,472
Cash and cash equivalentsnote (iii)		2,789	3,827	2,778	9,394	6,048	—	15,442
Total assets		119,972	260,984	8,662	389,618	266,438	(8,246)	647,810

Equity
Shareholders' equity		8,175	7,163	(4,450)	10,888	11,080	—	21,968
Non-controlling interests		12	—	11	23	—	—	23
Total equity		8,187	7,163	(4,439)	10,911	11,080	—	21,991
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1	93,248	236,380	50	329,678	193,020	(1,412)	521,286
Unallocated surplus of with-profits funds	C4.1	3,198	—	—	3,198	16,982	—	20,180
Core structural borrowings of shareholder-financed businesses	C6.1	—	250	9,511	9,761	—	—	9,761
Operational borrowings	C6.2	102	418	640	1,160	5,129	—	6,289
Other liabilitiesnote (iv)		15,237	16,773	2,900	34,910	26,768	(6,834)	54,844
Liabilities held for sale		—	—	—	—	13,459	—	13,459
Total liabilities		111,785	253,821	13,101	378,707	255,358	(8,246)	625,819
Total equity and liabilities		119,972	260,984	8,662	389,618	266,438	(8,246)	647,810

Notes

(i)	Unallocated to a segment includes central operations, the Group's treasury function and Africa operations as per note B1.3.
(ii)

'Other assets' at 31 December 2019 included property, plant and equipment of $1,065 million relating to continuing operations (31 December 2018: $1,795 million, of which $482 million related to continuing operations). On 1 January 2019, $527 million of right-of-use assets was recognised for continuing operations upon adoption of IFRS 16 (see note A3). Movements in the right-of-use assets in 2019 is provided in note C13.

Also included in 'Other assets' are accrued investment income and other debtors at 31 December 2019 of $3,695 million (31 December 2018: $8,708 million), of which $3,191 million (31 December 2018: $7,834 million) are expected to be settled within one year. These are further analysed as follows:

	31 Dec 2019 $m	31 Dec 2018 $m
Interest receivable	1,064	2,221
Other	577	1,280
Total accrued investment income	1,641	3,501
Premiums receivable due from:

Policyholders	574	576
Intermediaries	4	4
Reinsurers	216	277
Other receivables	1,260	4,350
Total other debtors	2,054	5,207
Total accrued investment income and other debtors	3,695	8,708
Analysed as:
From continuing operations	—	4,356
From discontinued operations	—	4,352
	—	8,708

(iii)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2019 $m	31 Dec 2018 $m
Cash	2,071	7,335
Cash equivalents	4,894	8,107
Total cash and cash equivalents	6,965	15,442
Analysed as:
Held centrally and available for general use by the Group	2,491	445
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	4,474	14,997
Total cash and cash equivalents	6,965	15,442
Comprising:
Cash and cash equivalents from continuing operations	—	9,394
Cash and cash equivalents from discontinued operations	—	6,048
	—	15,442

The Group’s cash and cash equivalents are held in the following currencies: US dollars 52 per cent, pounds sterling 20 per cent, Euro 1 per cent and other currencies 27 per cent (2018: US dollars 38 per cent, pounds sterling 32 per cent, Euro 15 per cent and other currencies 15 per cent).

(iv)	Accruals, deferred income and other liabilities are analysed as follows (maturity analysis is provided in note C3.4(a)):

	31 Dec 2019 $m	31 Dec 2018 $m
Accruals and deferred income	582	2,165
Other creditors	6,724	9,010
Creditors arising from direct insurance and reinsurance operations	2,831	3,010
Interest payable	68	149
Funds withheld under reinsurance of the REALIC business	3,760	3,745
Other items	523	1,342
Total accruals, deferred income and other liabilities	14,488	19,421
Analysed as:
From continuing operations	—	13,338
From discontinued operations	—	6,083
	—	19,421

(1)

(v)    Of the total financial investments of $404,096 million as at 31 December 2019 (31 December 2018: $547,522 million), $260,896 million (2018: $304,843 million) are due to be recovered within one year.